BUSINESS COMBINATION (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Nov. 04, 2016
Allocation of purchase price
Goodwill	¥ 2,038,710	¥ 2,100,446	¥ 2,010,554
EDI
Business Acquisition [Line Items]
Cash paid for acquisition	53,467
Adjustment from the earn-out measured at acquisition date	21,980
Percent of interests acquired				100.00%
Allocation of purchase price
Trade accounts receivable				¥ 27,710
Property and equipment				951
Other intangible assets				10,198
Total assets acquired				148,491
Trade accounts payable				20,485
Total liabilities assumed				20,485
Total identified net assets				128,006
Goodwill				127,449
Purchase price				255,455
EDI | Selling, general and administrative expenses
Business Acquisition [Line Items]
Acquisition related costs	¥ 16,415
Customer relationships | EDI
Allocation of purchase price
Other intangible assets				¥ 109,632